Basic and diluted income (loss) per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (18,315)	$ (27,920)	$ 35,499
Weighted average number of common shares for basic income per share	61,272,730	61,125,804	60,813,604
Dilutive effect of options	0	0	507,659
Diluted weighted average number of common shares for diluted income per share	61,272,730	61,125,804	61,321,263
Basic and diluted income (loss) per share	$ (0.30)	$ (0.46)	$ 0.58